Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Seligman Technology and Information Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Seligman Technology and Information Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 9.8%
Broadcasting 1.6%
Fox Corp., Class A	3,958,180	138,615,464
Total Broadcasting		138,615,464
Cable & Satellite 0.5%
Comcast Corp., Class A(a)	1,238,625	46,039,691
Total Cable & Satellite		46,039,691
Interactive Home Entertainment 1.4%
Activision Blizzard, Inc.	1,652,181	125,978,801
Total Interactive Home Entertainment		125,978,801
Interactive Media & Services 5.3%
Alphabet, Inc., Class A(b)	2,984,080	268,746,245
Alphabet, Inc., Class C(b)	1,843,360	166,455,408
Match Group, Inc.(b)	546,900	22,652,598
Total Interactive Media & Services		457,854,251
Movies & Entertainment 0.5%
Warner Bros Discovery, Inc.(b)	2,752,706	42,997,268
Total Movies & Entertainment		42,997,268
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.(b)	276,700	39,341,206
Total Wireless Telecommunication Services		39,341,206
Total Communication Services		850,826,681
Consumer Discretionary 2.0%
Internet & Direct Marketing Retail 2.0%
eBay, Inc.	3,819,824	175,329,922
Total Internet & Direct Marketing Retail		175,329,922
Total Consumer Discretionary		175,329,922
Financials 0.0%
Consumer Finance 0.0%
CommonBond, Class A(b),(c),(d),(e)	1,505,550	1
Total Consumer Finance		1
Total Financials		1
Health Care 0.4%
Common Stocks (continued)
Issuer	Shares	Value ($)
Biotechnology 0.4%
Apnimed, Inc.(b),(c),(d),(e)	1,127,586	12,517,332
Apnimed, Inc.(b),(c),(d),(e)	675,613	7,499,980
Apnimed, Inc.(b),(c),(d),(e)	360,327	3,999,990
Apnimed, Inc.(b),(c),(d),(e)	450,409	4,999,990
Eiger BioPharmaceuticals, Inc.(b),(f)	2,319,150	4,360,002
Total Biotechnology		33,377,294
Total Health Care		33,377,294
Industrials 2.9%
Heavy Electrical Equipment 2.7%
Bloom Energy Corp., Class A(b),(f)	10,929,748	237,066,234
Total Heavy Electrical Equipment		237,066,234
Human Resource & Employment Services 0.2%
HireRight Holdings Corp.(b)	1,576,392	17,371,840
Total Human Resource & Employment Services		17,371,840
Total Industrials		254,438,074
Information Technology 83.7%
Application Software 7.7%
Cerence, Inc.(b)	1,641,024	44,931,237
Dropbox, Inc., Class A(b)	9,209,709	187,878,064
Salesforce, Inc.(b)	334,951	54,801,333
Splunk, Inc.(b)	462,800	47,437,000
Synopsys, Inc.(b)	906,940	329,908,494
Total Application Software		664,956,128
Communications Equipment 3.9%
Arista Networks, Inc.(b)	811,528	112,558,934
F5, Inc.(b)	806,400	115,299,072
Lumentum Holdings, Inc.(b)	1,714,670	92,266,393
Telefonaktiebolaget LM Ericsson, ADR	3,093,599	17,014,794
Total Communications Equipment		337,139,193
Data Processing & Outsourced Services 4.9%
Fidelity National Information Services, Inc.	994,600	63,027,802
Fiserv, Inc.(b)	902,544	103,873,789
Visa, Inc., Class A	1,192,425	262,261,955
Total Data Processing & Outsourced Services		429,163,546
2	Columbia Seligman Technology and Information Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment & Instruments 2.0%
Advanced Energy Industries, Inc.	1,672,342	155,661,593
National Instruments Corp.	435,600	22,002,156
Total Electronic Equipment & Instruments		177,663,749
Internet Services & Infrastructure 2.4%
GoDaddy, Inc., Class A(b)	2,800,930	212,058,410
Total Internet Services & Infrastructure		212,058,410
IT Consulting & Other Services 0.8%
DXC Technology Co.(b)	1,888,800	52,395,312
Thoughtworks Holding, Inc.(b)	1,818,563	13,384,624
Total IT Consulting & Other Services		65,779,936
Semiconductor Equipment 13.9%
Applied Materials, Inc.	2,687,631	312,168,340
Lam Research Corp.	1,146,668	557,292,115
Teradyne, Inc.	3,340,922	337,900,851
Total Semiconductor Equipment		1,207,361,306
Semiconductors 23.8%
Analog Devices, Inc.	1,608,402	295,093,515
Broadcom, Inc.	721,712	428,906,224
GlobalFoundries, Inc.(b)	1,052,052	68,741,078
indie Semiconductor, Inc., Class A(b)	2,000,000	20,920,000
Marvell Technology, Inc.	4,364,153	197,041,508
Microchip Technology, Inc.	1,953,650	158,304,260
Movella, Inc.(b),(c),(d),(e)	6,015,833	7,820,584
NXP Semiconductors NV	695,300	124,097,144
ON Semiconductor Corp.(b)	609,400	47,173,654
Qorvo, Inc.(b)	1,229,750	124,069,478
QUALCOMM, Inc.	65,000	8,029,450
Rambus, Inc.(b)	1,975,200	87,363,096
Renesas Electronics Corp.(b)	11,464,600	148,093,930
Skyworks Solutions, Inc.	251,600	28,071,012
SMART Global Holdings, Inc.(b),(f)	3,039,096	50,752,903
Synaptics, Inc.(b),(f)	2,209,645	259,876,348
Transphorm, Inc.(b),(f)	2,987,500	11,292,750
Total Semiconductors		2,065,646,934
Common Stocks (continued)
Issuer	Shares	Value ($)
Systems Software 14.4%
Adeia, Inc.(f)	7,076,541	69,774,694
Fortinet, Inc.(b)	2,968,515	176,448,532
Gen Digital, Inc.	7,341,108	143,225,017
Microsoft Corp.	1,235,575	308,177,116
Oracle Corp.	2,591,000	226,453,400
Palo Alto Networks, Inc.(b)	1,081,610	203,742,876
Tenable Holdings, Inc.(b)	660,894	29,231,342
VMware, Inc., Class A(b)	695,969	76,647,066
Xperi, Inc.(b),(f)	1,909,989	22,327,771
Total Systems Software		1,256,027,814
Technology Hardware, Storage & Peripherals 9.9%
Apple, Inc.(a)	3,281,200	483,681,692
Dell Technologies, Inc.	2,278,536	92,599,703
NetApp, Inc.	2,717,706	175,427,923
Western Digital Corp.(b)	2,801,592	107,805,260
Total Technology Hardware, Storage & Peripherals		859,514,578
Total Information Technology		7,275,311,594
Total Common Stocks (Cost: $4,916,595,952)		8,589,283,566

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount	Value ($)
Technology 0.0%
Movella, Inc.(c),(d),(e)
09/01/2023	6.000%	3,000,000	856,500
Total Convertible Bonds (Cost: $3,000,000)			856,500

Exchange-Traded Equity Funds 0.1%
Issuer	Shares	Value ($)
Financials 0.1%
Diversified Capital Markets 0.1%
Columbia Seligman Semiconductor and Technology ETF(f)	540,600	9,651,656
Total Diversified Capital Markets		9,651,656
Total Financials		9,651,656
Total Exchange-Traded Equity Funds (Cost: $8,811,780)		9,651,656

Columbia Seligman Technology and Information Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, February 28, 2023 (Unaudited)
Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Financials 0.0%
Consumer Finance 0.0%
CommonBond LLC(c),(d),(e)	1.000%	686,561	1
Total Financials			1
Total Preferred Stocks (Cost: $295,734)			1

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(f),(g)	93,911,913	93,874,348
Total Money Market Funds (Cost: $93,868,912)		93,874,348
Total Investments in Securities (Cost $5,022,572,378)		8,693,666,071
Other Assets & Liabilities, Net		1,138,558
Net Assets		$8,694,804,629
At February 28, 2023, securities and/or cash totaling $110,492,335 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(72,820,540)	(4,940)	155.00	3/17/2023	(1,120,371)	(424,840)
Comcast Corp	Morgan Stanley	USD	(37,671,795)	(10,135)	45.00	1/19/2024	(979,550)	(1,312,483)
Total							(2,099,921)	(1,737,323)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2023, the total value of these securities amounted to $37,694,378, which represents 0.43% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2023, the total market value of these securities amounted to $37,694,378, which represents 0.43% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	04/28/2022	360,327	4,002,965	3,999,990
Apnimed, Inc.	12/22/2022	450,409	5,005,765	4,999,990
Apnimed, Inc.	04/28/2022	675,613	5,999,993	7,499,980
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	12,517,332
CommonBond LLC	10/15/2020—12/31/2021	686,561	295,734	1
CommonBond, Class A	03/19/2018—12/31/2021	1,505,550	10,292,674	1
4	Columbia Seligman Technology and Information Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, February 28, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Movella, Inc.	03/08/2022	3,000,000	3,000,000	856,500
Movella, Inc.	09/08/2020	6,015,833	25,000,001	7,820,584
			63,597,129	37,694,378

(e)	Valuation based on significant unobservable inputs.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Adeia, Inc.
	—	90,406,308*	—	(20,631,614)	69,774,694	—	353,827	7,076,541
Bloom Energy Corp., Class A
	177,998,785	17,941,812	—	41,125,637	237,066,234	—	—	10,929,748
Columbia Seligman Semiconductor and Technology ETF
	—	8,811,780	—	839,876	9,651,656	—	56,185	540,600
Columbia Short-Term Cash Fund, 4.748%
	4,554,197	857,097,525	(767,782,810)	5,436	93,874,348	12,674	2,569,429	93,911,913
Eiger BioPharmaceuticals, Inc.
	16,094,901	—	—	(11,734,899)	4,360,002	—	—	2,319,150
SMART Global Holdings, Inc.
	70,486,576	3,100,152	—	(22,833,825)	50,752,903	—	—	3,039,096
Synaptics, Inc.
	307,422,319	14,467,588	—	(62,013,559)	259,876,348	—	—	2,209,645
Transphorm, Inc.
	17,954,875	—	—	(6,662,125)	11,292,750	—	—	2,987,500
Xperi Holding Corp.
	116,479,865	—	(185,733,819)*	69,253,954	—	—	—	—
Xperi, Inc.†
	—	95,327,511*	(47,860,087)	—	—	(38,056,350)	—	1,909,989
Total	710,991,518			(12,651,119)	736,648,935	(38,043,676)	2,979,441

*	Includes the effects of a corporate action.
†	Issuer was not an affiliate at the end of period.

(g)	The rate shown is the seven-day current annualized yield at February 28, 2023.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Technology and Information Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT219_05_N01_(04/23)